BORROWINGS - Senior Notes (Details) € in Millions, SFr in Millions, $ in Millions	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 4,337.2		SFr 4,676.8
Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	4,345.7		4,687.1
Sunrise holding senior note
Disclosure of detailed information about borrowings [line items]
Borrowings	267.8		628.0
Sunrise holding senior note | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 268.0		SFr 629.3
3.875% senior notes
Disclosure of detailed information about borrowings [line items]
Interest rate	3.875%	3.875%	3.875%	3.875%	3.875%
Original issue amount | €		€ 635.0			€ 635.0
Borrowings	SFr 267.8		SFr 269.9
3.875% senior notes | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 268.0	€ 287.9	SFr 270.4		€ 287.9
5.50% senior notes
Disclosure of detailed information about borrowings [line items]
Interest rate			5.50%	5.50%	5.50%
Original issue amount | $				$ 550.0
Borrowings			SFr 358.1
5.50% senior notes | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings			SFr 358.9	$ 395.3